OTHER FINANCIAL INFORMATION (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Allowance, beginning of year	$ 115
Allowance, end of year	36	$ 115
Allowance for Doubtful Accounts [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Allowance, beginning of year	115	115	$ 0
Provisions	57	55	186
Write offs, net of recoveries	(136)	(55)	(71)
Allowance, end of year	$ 36	$ 115	$ 115